Concentration and risks (Details Narrative)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Credit risk description	the insurance coverage for cash deposits of each bank is RMB500,000. As of September 30, 2025, cash and restricted cash balance of RMB22,109,490 ($3,105,703) was deposited with financial institutions located in China, of which RMB20,425,567 ($2,869,162) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.
Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk [Line Items]
concentration risk	29.20%	25.70%	18.20%
Revenue Benchmark [Member] | Customer Two [Member]
Concentration Risk [Line Items]
concentration risk	25.10%	13.10%	15.80%
Revenue Benchmark [Member] | Customer Three [Member]
Concentration Risk [Line Items]
concentration risk	11.00%	12.40%	15.20%
Revenue Benchmark [Member] | Vendor One [Member]
Concentration Risk [Line Items]
concentration risk	60.10%	33.40%	28.10%
Revenue Benchmark [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
concentration risk		21.50%	23.60%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
concentration risk	22.90%	21.90%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
concentration risk	11.50%	13.70%
Accounts Payable [Member] | Vendor One [Member]
Concentration Risk [Line Items]
concentration risk	40.60%	28.60%
Accounts Payable [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
concentration risk		22.80%
Accounts Payable [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
concentration risk		10.50%